CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Cash dividends (in dollars per share)	$ 5.00	$ 2.20	$ 1.60